Document And Entity Information	Aug. 01, 2019
Cover [Abstract]
Entity Registrant Name	bluebird bio, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001293971
Document Period End Date	Aug. 01, 2019
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock (Par Value $0.01)
Trading Symbol	BLUE
Security Exchange Name	NASDAQ
Entity File Number	001-35966
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3680878
Entity Address, Address Line One	60 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	339
Local Phone Number	499-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false